Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 111,803	$ 398,721
Prepaid expenses	238,641	374,286
Total current assets	350,444	773,007
Investments held in Trust Account	316,991,065	316,398,889
Total Assets	317,341,509	317,171,896
Current liabilities:
Accounts payable	39,094	200,971
Accrued expenses	4,133,165
Accrued expenses - related party	76,045
Due to related party	1,279,360
Franchise tax payable	200,000	87,928
Income tax payable	200,667	479,064
Total current liabilities	5,928,331	767,963
Deferred underwriting commissions	10,924,117	10,924,117
Public warrants derivative liability	161,456,462	6,282,349
Private warrants derivative liability	158,469,002	3,312,941
Total liabilities	336,777,912	21,287,370
Commitments and Contingencies
Class A common stock, $0.0001 par value; 0 and 29,088,452 shares subject to possible redemption at $10.00 per share at December 31, 2020 and 2019, respectively	0	290,884,520
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	296,379,599	5,497,988
Accumulated deficit	(315,819,928)	(498,999)
Total stockholders' equity (deficit)	(19,436,403)	5,000,006
Total Liabilities and Stockholders' Equity (Deficit)	317,341,509	317,171,896
Class A common stock
Stockholders' Equity (Deficit):
Common stock, value	3,141	232
Total stockholders' equity (deficit)	3,141	232
Class B common stock
Stockholders' Equity (Deficit):
Common stock, value	785	785
Total stockholders' equity (deficit)	$ 785	$ 785